Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - Homes - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,567	£ 1,583
Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	874	1,108
Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	693	475
Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	290	419
Interest-only | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	111	280
Interest-only | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	179	139
Flexible
Disclosure of credit risk exposure [line items]
Forbearance	36	35
Flexible | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	19	24
Flexible | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	17	11
LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	9	13
LTV >100% | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	0	3
LTV >100% | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	9	10
Buy-to-Let
Disclosure of credit risk exposure [line items]
Forbearance	15	11
Buy-to-Let | Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	11	8
Buy-to-Let | Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 4	£ 3